Background and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Background and Description of Business [Abstract]
BACKGROUND AND DESCRIPTION OF BUSINESS

1.  BACKGROUND AND DESCRIPTION OF BUSINESS:

The consolidated financial statements include the accounts of FlexShopper, Inc. (formerly Anchor Funding Services, Inc. the “Company”) and its wholly owned subsidiary, FlexShopper, LLC (“FlexShopper”). FlexShopper, Inc. is a Delaware holding corporation. FlexShopper, Inc. has no operations; substantially all operations of the Company are the responsibility of FlexShopper.

FlexShopper is a North Carolina Limited Liability Company formed in September 2013 that provides certain types of durable goods to consumers on a lease-to-own basis and also provides lease-to-own terms to consumers of third party retailers and e-tailers. The Company has been generating revenues from this new line of business since December 2013. Management believes that the introduction of FlexShopper's lease-to-own (LTO) programs support broad untapped expansion opportunities within the U.S. consumer e-commerce and retail marketplaces. FlexShopper and its online LTO products provide consumers the ability to acquire durable goods, including electronics, computers and furniture on an affordable payment, lease basis. Concurrently, e-tailers and retailers that work with FlexShopper may increase their sales by utilizing FlexShopper's online channels to connect with consumers that want to acquire products on an LTO basis.

During 2013, the Company decided to concentrate its efforts on the operations of FlexShopper and subsequently, the Company entered into an agreement with a financial institution to sell substantially all of the operating assets of its wholly owned subsidiary, Anchor Funding Services, LLC (“Anchor”) which provided accounts receivable funding to business located throughout the United States. The sale was finalized in June 2014 (See Note 3). The consolidated statements of operations for the three and nine months ended September 30, 2014 and the consolidated statements of cash flows for the nine months ended September 30, 2014 and 2013 reflect the historical operations of Anchor as discontinued operations. The 2014 consolidated balance sheet contains amounts attributable to Anchor which are classified as discontinued. Accordingly, we have generally presented the notes to our consolidated financial statements on the basis of continuing operations. In addition, unless stated otherwise, any reference to statement of operations items in these financial statements refers to results from continuing operations.

1. BACKGROUND AND DESCRIPTION OF BUSINESS:

The consolidated financial statements include the accounts of FlexShopper, Inc. (formerly Anchor Funding Services, Inc. the "Company") and its wholly owned subsidiaries, Anchor Funding Services, LLC ("Anchor") and FlexShopper, LLC ("FlexShopper").

FlexShopper, Inc. is a Delaware holding corporation. FlexShopper, Inc. has no operations; substantially all operations of the Company are the responsibility of Anchor.

Anchor is a North Carolina limited liability company. Today, the Company operates in two industry segments designated as Anchor and FlexShopper. Anchor purchases company’s accounts receivable, which provide businesses with critical working capital so they can meet their operational costs and obligations while waiting to receive payment from their customers. Anchor also provides back office services to businesses located throughout the United States of America. The Company is actively pursuing the sale of this business. FlexShopper provides certain types of durable goods to consumers on a lease-to-own basis and  also provides lease-to-own terms to consumers of third party retailers and e-tailers.

FlexShopper is a North Carolina limited liability company. FlexShopper is developing a business that will directly provide certain categories of durable goods to consumers on a lease-to-own basis and currently provides lease-to-own terms to consumers of third party retailers. FlexShopper began generating revenues in December 2013; the amount of these revenues is immaterial to the financial statements.